Schedule of Weighted Average Diluted Common Shares Outstanding (Details) (Parenthetical) - shares	Dec. 31, 2022	Mar. 02, 2022
Class of Warrant or Right [Line Items]
Warrant outstanding		22,500
Prefunded Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding	112,840